Bonds, notes and other obligations	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Bonds, notes and other obligations
13.	Bonds, notes and other obligations

(a)	This caption is comprised of the following:

Issuance	Issuer	Annual interest rate	Interest payment	Maturity	Amount issued	2020	2019
					(000)	S/(000)	S/(000)
Local issuances
Subordinated bonds – first program (b)
Third (A series)	Interbank	3.5% + VAC (*)	Semi-annually	2023	S/110,000	91,000	91,000
Eighth (A series)	Interbank	6.91%	Semi-annually	2022	S/137,900	137,900	136,908

						228,900	227,908

Subordinated bonds – second program (b)
Second (A series)	Interbank	5.81%	Semi-annually	2023	S/150,000	149,881	149,827
Third (A series)	Interbank	7.50%	Semi-annually	2023	US$50,000	180,819	165,426

						330,700	315,253

Subordinated bonds – third program (b)
Third - single series (c)	Interseguro	4.84%	Semi-annually	2030	US$25,000	90,525	—
First - single series	Interseguro	6.00%	Semi-annually	2029	US$20,000	72,420	66,280
Second - single series	Interseguro	4.34%	Semi-annually	2029	US$20,000	72,420	66,280

						235,365	132,560

Corporate bonds – second program
Fifth (A series)	Interbank	3.41% + VAC (*)	Semi-annually	2029	S/150,000	150,000	150,000
Negotiable certificates of deposit – first program -
First (A series)	Interbank	4.28%	Annually	2020	S/150,000	—	148,603

Total local issuances						944,965	974,324

International issuances
Subordinated bonds (d)	Interbank	4.000%	Semi-annually	2030	US$300,000	1,078,493	—
Corporate bonds (e)	Interbank	5.000%	Semi-annually	2026	S/312,000	311,282	311,185
Corporate bonds (f)	Interbank	3.250%	Semi-annually	2026	US$400,000	1,436,818	1,313,259
Corporate bonds (g)	Interbank	3.375%	Semi-annually	2023	US$484,895	1,714,707	1,549,877
Subordinated bonds (h)	Interbank	6.625%	Semi-annually	2029	US$300,000	1,082,915	990,216
Senior bonds (i)	IFS	4.125%	Semi-annually	2027	US$300,000	1,065,482	969,794
Junior subordinated notes (j)	Interbank	8.500%	Semi-annually	2070	US$200,000	—	660,992

Total international issuances						6,689,697	5,795,323

Total local and international issuances						7,634,662	6,769,647

Interest payable						144,089	120,643

Total						7,778,751	6,890,290

(*)	The Spanish term “Valor de actualización constante“ is referred to amounts in Soles indexed by inflation.

(b)	Subordinated bonds do not have specific guarantees and in accordance with SBS rules, qualify as second level equity (Tier 2) in the determination of the effective equity; see Note 16(f).

(c)
On September 30, 2020, Interseguro issued subordinated bonds denominated “Third Issuance of the Third Program of Subordinated Bonds Interseguro (Single Series)” for the amount of US$25,000,000, recorded in Section “Transferable Securities and Issuance Programs” of the Public Registry of the Stock Market, under the Third Program of Subordinated Bonds of Interseguro.

(d)
On June 30, 2020, Interbank placed subordinated bonds called “4.00% Subordinated Notes due 2030” for an amount of US$300,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1933 of the United States of America. The issuance date of these bonds was July 8, 2020.

This issuance is redeemable, from July 8, 2025, with prior authorization by the SBS, having to pay a redemption price of 100 percent of the issued subordinated bonds. From that date onwards, in case the Bank does not redeem bonds, the interest rate will increase by 371.1 basis points. After July 8, 2025, with prior authorization by the SBS, Interbank will be able to redeem the entirety of the bonds, having to pay a redemption price of 100 percent of the issued subordinated bonds plus the present value of each scheduled coupon payment, discounted at the redemption date.

(e)
On September 24, 2019, Interbank placed corporate bonds denominated “5.00% Senior Notes due 2026” for S/312,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1993 of the United States of America. These bonds were issued on October 1, 2019.

(f)
On September 25, 2019, Interbank placed corporate bonds denominated “3.05% Note due 2026” for US$400,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1993 of the United States of America. These bonds were issued on October 4, 2019.

As part of said program, on September 19, 2019, Interbank announced of a buyback offering in cash of the senior bonds denominated “5.750% Senior Notes Due 2020” issued by the Panama Branch; however, until October 2, 2019, only approximately 37.52 percent of the holders had accepted the buyback offering in cash.
In this sense, for the remaining bondholders that did not accept the buyback offering, Interbank communicated them its decision to exercise the early redemption option of said instruments; the redemption date was November 4, 2019.
In this regard, Interbank incurred in expenses for the partial buyback of the bonds and for the early redemption option amounting to US$12,755,000 (equivalent to approximately S/42,270,000), which were recorded as “Interest for bonds, notes and other obligations” in the caption “Interest and similar expenses” in the consolidated statement of income.

(g)
In January 2018, Interbank issued corporate bonds called “3.375 Senior Unsecured Notes” for US$200,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1993 of the United States of America.

Likewise, as part of that program, Interbank made an exchange offer addressed to the holders of the corporate bonds denominated “5.750% Senior Notes due 2020” issued by the Panama Branch, managing to exchange bonds for an amount of US$263,322,000, which generated an exchange premium of approximately US$21,573,000, which are presented together in the caption “Bonds, notes and other obligations” for an amount of US$284,895,000.

In this regard, considering the issuance of bonds in January 2018 and the exchange of bonds made, the total balance of the “3.375 Senior Unsecured Notes” amounted to US$484,895,000.
The Group concluded that the aforementioned exchange did not generate any substantial modification in the terms and conditions of the financial liability; therefore, it did not recognize a new financial liability. Additionally, according to IFRS 9, the Group reported a gain of approximately US$4,762,000 (equivalent to S/15,286,000), caused by the difference between the present values of both obligations, which were discounted at the effective interest rate of the original financial liability and included in the caption “Interest and similar expenses” of the consolidated statement of income, thus decreasing the interest expenses generated by these issuances.
As of December 31, 2020, Interbank maintains fourteen cross-currency swaps for a total of US$441,000,000 (equivalent to approximately S/1,596,861,000), which were designated as cash flow hedges (fourteen cross-currency swaps for US$441,000 equivalent to approximately S/1,461,474,000 as of December 31, 2019); see Note 10(b). Through these operations, part of the issued amount by these bonds was economically converted into Soles at a fixed rate of 4.88 percent.
As of December 31, 2020, Management does not intend to redeem these bonds before their maturity date; said situation may change in the future, depending on market conditions.

(h)
Starting in March 2024, the applicable interest rate will be a floating rate of
3-month
Libor plus 576 basis points payable quarterly. Starting on that date and on any interest payment date, Interbank can redeem all the notes without penalties.

In accordance with SBS regulation, this issuance qualifies as second level equity (Tier 2) in the determination of the effective equity; see Note 16(f).
As of December 31, 2020, Management does not intend to redeem these bonds before their maturity date; said situation may change in the future, depending on market conditions.

(i)
From 2018 until July 2027, IFS, on any time, can redeem these bonds, paying a penalty equal to the United States Treasury rate plus 30 basis points. The payment of principal will take place on the maturity date of the bonds or when IFS redeems them.

In October 2017, IFS entered a cross currency swap for US$150,000,000 (As of December 31, 2020 and 2019, equivalent to approximately S/543,150,000 and S/497,100,000, respectively), which was designated as a cash flow hedge, see Note 10(b); through this operation part of the issued amount of these bonds was economically converted to Soles at a fix rate of 5.06 percent.
As of December 31, 2020, Management does not intend to redeem these bonds before their maturity date; said situation may change in the future, depending on market conditions.

(j)
Starting in April 2020, the applicable interest rate will be a floating rate of
3-month
Libor plus 674 basis points payable on a semi-annual basis, provided that the floating rate for any interest period will not be less than 10.5 percent per annum. Starting at that date, Interbank could redeem all the notes, without penalties.

This issuance qualified as first level equity (Tier 1), nevertheless, the SBS establishes a 17.65 percent limit, which is computed over the capital, reserves and retained earnings pending capitalization of Interbank in the determination of its effective equity; any excess qualified as second level equity (Tier 2); see Note 16(f).
In a Board Session held on January 28, 2020, Interbank agreed to redeem the entirety of these instruments. Said redemption was made on April 23, 2020.

(k)
The international issuances are listed at the Luxembourg Stock Exchange. On the other hand, the local and international issuances include standard clauses of compliance with financial ratios, the use of funds and other administrative matters.

As of December 31, 2020 and 2019, the international issuances maintain mainly this clause: “Submit audited financial statements on an annual basis and unaudited financial statements on a quarterly basis (both in Spanish and English)”. In the opinion of Group Management and its legal advisers, this clause has been met by the Group as of December 31, 2020 and 2019.

(l)	As of December 31, 2020 and 2019, the repayment schedule of these obligations is as follows:

Year	2020	2019
	S/(000)	S/(000)
2020	—	235,128
2021	104,078	—
2022	137,900	136,908
2023	2,171,241	1,988,369
2024 onwards	5,365,532	4,529,885

Total	7,778,751	6,890,290